LONG-TERM LOANS (Details 1) $ in Thousands	Dec. 31, 2018 USD ($)
Debt Instrument [Line Items]
January 1, 2019 - December 31, 2019	$ 20,240
January 1, 2020 - December 31, 2020	269
January 1, 2021 - December 31, 2021	241
January 1, 2022 - December 31, 2022	192
January 1, 2023 and onwards	216
long-term loans	$ 21,158